Short-term and Long-term Debt	12 Months Ended
Mar. 31, 2014
Short-term and Long-term Debt

(9) Short-term and Long-term Debt

Short-term debt at March 31, 2013 and 2014 is as follows:

	Yen (millions)
	2013	2014
Short-term bank loans	¥347,842	¥373,610
Asset-backed notes	37,448	69,032
Medium-term notes	159,963	231,519
Commercial paper	693,044	645,183

Total	¥1,238,297	¥1,319,344

The weighted average interest rates on short-term debt outstanding at March 31, 2013 and 2014 were 0.86% and 1.15%, respectively.

Long-term debt at March 31, 2013 and 2014 is as follows:

	Yen (millions)
	2013	2014
Honda Motor Co., Ltd.:
Loans, maturing through 2031:
Unsecured, principally from banks	¥160	¥128

	160	128
Subsidiaries:
Loans, maturing through 2029:
Secured, principally from banks	15,830	30,466
Unsecured, principally from banks	1,043,857	1,224,947
Asset-backed notes, maturing through 2019	681,020	808,022
1.31% Japanese yen unsecured bond due 2013	40,000	—
1.05% Japanese yen unsecured bond due 2014	30,000	30,000
0.56% Japanese yen unsecured bond due 2015	30,000	30,000
0.59% Japanese yen unsecured bond due 2015	30,000	30,000
0.47% Japanese yen unsecured bond due 2016	40,000	40,000
0.48% Japanese yen unsecured bond due 2017	40,000	40,000
0.37% Japanese yen unsecured bond due 2017	30,000	30,000
0.35% Japanese yen unsecured bond due 2017	35,000	35,000
0.27% Japanese yen unsecured bond due 2018	30,000	30,000
0.55% Japanese yen unsecured bond due 2018	—	50,000
0.32% Japanese yen unsecured bond due 2018	—	40,000
0.25% Japanese yen unsecured bond due 2019	—	40,000
0.59% Japanese yen unsecured bond due 2019	10,000	10,000
0.56% Japanese yen unsecured bond due 2019	15,000	15,000
0.55% Japanese yen unsecured bond due 2020	10,000	10,000
0.49% Japanese yen unsecured bond due 2020	—	10,000
0.43% Japanese yen unsecured bond due 2021	—	10,000
Medium-term notes, maturing through 2023	1,580,951	2,030,968
Less unamortized discount, net	5,927	7,001

	3,655,731	4,537,402

Total long-term debt	3,655,891	4,537,530
Less current portion	945,046	1,303,464

Total long-term debt, excluding current portion	¥2,710,845	¥3,234,066

Pledged assets at March 31, 2013 and 2014 are as follows:

	Yen (millions)
	2013	2014
Trade accounts and notes receivable	¥25,528	¥31,318
Inventories	11,154	12,908
Property, plant and equipment	26,169	58,504
Finance subsidiaries-receivables	724,399	883,776

Certain loans are secured by trade accounts and notes receivable, inventories and property, plant and equipment presented above and subject to collateralization upon request, and their interest rates range from 0.45% to 12.50% per annum at March 31, 2014 and weighted average interest rates on total outstanding long-term debt at March 31, 2013 and 2014 were 1.82% and 1.71%, respectively. Asset-backed notes are secured by finance subsidiaries-receivables, and their weighted average interest rates at March 31, 2013 and 2014 were 0.89% and 0.70%, respectively. Medium-term notes are unsecured, and their interest rates range from 0.38% to 5.03% at March 31, 2013 and from 0.22% to 7.63% at March 31, 2014.

The following schedule shows the maturities of long-term debt for each of the five years following March 31, 2014 and thereafter:

Years ending March 31	Yen (millions)
2015	¥1,303,464

2016	963,462
2017	1,125,196
2018	391,004
2019	460,730
After five years	293,674

3,234,066

Total	¥4,537,530

Certain of the Company’s subsidiaries have entered into currency swap and interest rate swap agreements for hedging currency and interest rate exposures resulting from the issuance of long-term debt. Fair value of contracts related to currency swaps and interest rate swaps is included in other assets and other current assets and/or liabilities in the consolidated balance sheets, as appropriate (notes 16 and 17).

At March 31, 2014, Honda had unused line of credit facilities amounting to ¥2,718,969 million, of which ¥727,803 million related to commercial paper programs and ¥1,991,166 million related to medium-term notes programs. Honda is authorized to obtain financing at prevailing interest rates under these programs.

At March 31, 2014, the Company and its finance subsidiaries also had committed lines of unused credit amounting to ¥1,024,274 million. Within these lines, the unused committed lines supporting the commercial paper programs are ¥965,066 million. Borrowings under those committed lines of credit generally are available at the prime interest rate.

As is customary in Japan, both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank. Certain debenture trust agreements provide that Honda must give additional security upon request of the trustee.